Income Taxes Income Tax Provision (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic					$ 881	$ 632	$ 906
Income (Loss) from Continuing Operations before Income Taxes, Foreign					197	121	(366)
Income from continuing operations before income taxes	$ 362	$ 298	$ 580	$ 519	$ 1,078	$ 753	$ 540